Capital and Reserves	6 Months Ended
Jun. 30, 2020
Capital and Reserves [Abstract]
Capital and Reserves

Note 7 – Capital and Reserves

Share capital and share premium

During the period the Group recognized the following amounts within share capital and share premium:

For the six months ended
June 30, 2020
Thousands USD
Issued for cash, net of issuance expenses	45,769
Conversion of convertible notes into ordinary shares during the period	1,935
Exercise of warrants and options into ordinary shares during the period	5,153
Total	52,857

Issuance expenses of $7,357,000 are presented as a deduction from equity.

Following the approval of its shareholders on April 16, 2020, the Board of Directors of the Company approved a 1-for-50 reverse split of the Company's share capital. The implementation of the reverse split resulted in a reduction in the issued and outstanding ordinary shares, and the increase of the par value per ordinary share from NIS 0.10 to NIS 5.00 per ordinary share. Concurrently with the reverse split, the Company effected a corresponding change in the ratio of ordinary shares to each of the Company's ADSs, such that its ratio of ADSs to ordinary shares has changed from one (1) ADS representing fifty (50) ordinary shares to a new ratio of one (1) ADS representing one (1) ordinary share. The effective date of this reverse split was June 29, 2020. All options and warrants of the Company outstanding immediately prior to the reverse split were appropriately adjusted by dividing the number of ordinary shares into which the options and warrants are exercisable by 50 and multiplying the exercise price thereof by 50, as a result of the reverse split. All the figures in these financial statements relating to share capital were appropriately adjusted to reflect the above mentioned reverse split.

Convertible notes

In January, February and March 2020, approximately $2.5 million of convertible notes were converted into 1,394,922 ordinary shares of NIS 5.00 par value per share. For more information on the conversion of convertible notes during the reporting period, see note 3.c.